PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8        - PROPERTY AND EQUIPMENT, NET

A.	Composition

	As of December 31,
	2016	2015
Original cost:
Buildings (including facility infrastructure)	$333,696	$292,303
Machinery and equipment	2,093,204	1,808,411
	$2,426,900	$2,100,714
Accumulated depreciation:
Buildings (including facility infrastructure)	(205,604)	(197,518)
Machinery and equipment	(1,604,610)	(1,443,663)
	(1,810,214)	(1,641,181)
	$616,686	$459,533

As of December 31, 2016 and 2015, the original cost of buildings, machinery and equipment was reflected net of investment grants (see B below) in the aggregate amount of $284,406.

During 2015, the estimated useful lives of machinery and equipment were extended to 15 years from 7 years and the useful lives of facility infrastructure were extended to 25 years from 14 years. For more details, see Note 2F. For the year ended December 31, 2015, the impact of these extended estimated useful lives was approximately $42,000 of reduced depreciation expenses which resulted in a net decrease of approximately $27,000 in the Company’s loss for the year and a decrease in basic loss per share by $0.37. The Company believes that the current estimates of useful lives are reasonable, sustainable and better reflect the future anticipated usage of these assets.

B.	Investment Grants

In February 2011, Tower received an approval certificate from the Israeli Investment Center for an expansion program for investments in fixed assets in Israel, according to which Tower received grants in the amount of approximately NIS 135 million (approximately $36,000) for eligible investments made by Tower from 2006 to 2012.

Entitlement to the above grants is subject to various conditions stipulated by the criteria set forth in the certificate of approval issued by the Israeli Investment Center, as well as by the Israeli Law for the Encouragement of Capital Investments - 1959 (“Investments Law”) and the regulations promulgated there under. In order to secure fulfillment of the conditions related to the receipt of investment grants, floating liens were registered in favor of the State of Israel on substantially all of Tower’s assets.